Fair Value Measurements (Tables) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Schedule of company's assets and liabilities that are measured at fair value on a recurring basis

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis as of April 30, 2021 and are categorized using the fair value hierarchy (in thousands):

	Total	(Level 3)
Warrants to purchase Company common stock	$800	$800
Total assets recorded at fair value	$800	800

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis as of January 31, 2021 and are categorized using the fair value hierarchy (in thousands):

	Total	(Level 3)
Warrants to purchase Company common stock	$900	$900
Total assets recorded at fair value	$900	900

Schedule of reconciliation of Level 3 instruments

The following table is a reconciliation of Level 3 instruments for which significant unobservable inputs were used to determine fair value:

Successor
Three months ended
April 30, 2021
Balance as of January 31, 2021	$900
Impact of warrant modification, recorded in shareholders’ equity	—
Unrealized gains recognized as other income	(100)
Balance as of April 30, 2021	$800

Successor
August 28, 2020
through January 31,
2021
Balance as of August 28, 2020	$11,200
Impact of warrant modification, recorded in shareholders’ equity	(7,400)
Unrealized gains recognized as other income	(2,900)
Balance as of January 31, 2021	$900